Employee Savings and Pension Plan (Tables)	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Summary of Pre-Tax Pension Costs and Other Amounts Recognized in Net Income
Pre-tax pension costs and other amounts recognized in net income and OCL or (OCI) for the Pension Plan included the following components:

	Years Ended December 31,
	2019	2018	2017
Net periodic pension cost (credit):
Interest cost	$2,397	$2,370	$2,596
Expected return on plan assets	(2,106)	(3,195)	(4,125)
Amortization of actuarial loss	605	784	1,693
Net periodic pension cost (credit)	$896	$(41)	$164

Other changes in plan assets and benefit obligations recognized in OCL or (OCI):
Net actuarial loss (gain) arising during period	$2,180	$(1,169)	$(11,881)
Amortization of actuarial loss	(605)	(784)	(1,693)
Foreign currency translation adjustment	—	110	1,269
Total OCL or (OCI)	$1,575	$(1,843)	$(12,305)

Total recognized in net periodic pension cost (credit) and OCL or (OCI)	$2,471	$(1,884)	$(12,141)

Summary of Pre-Tax Pension Costs and Other Amounts Recognized in OCL or (OCI)
Pre-tax pension costs and other amounts recognized in net income and OCL or (OCI) for the Pension Plan included the following components:

	Years Ended December 31,
	2019	2018	2017
Net periodic pension cost (credit):
Interest cost	$2,397	$2,370	$2,596
Expected return on plan assets	(2,106)	(3,195)	(4,125)
Amortization of actuarial loss	605	784	1,693
Net periodic pension cost (credit)	$896	$(41)	$164

Other changes in plan assets and benefit obligations recognized in OCL or (OCI):
Net actuarial loss (gain) arising during period	$2,180	$(1,169)	$(11,881)
Amortization of actuarial loss	(605)	(784)	(1,693)
Foreign currency translation adjustment	—	110	1,269
Total OCL or (OCI)	$1,575	$(1,843)	$(12,305)

Total recognized in net periodic pension cost (credit) and OCL or (OCI)	$2,471	$(1,884)	$(12,141)

Summary of Weighted-Average Assumptions Used to Determine Net Periodic Pension Cost and Benefit Obligations
The weighted-average assumptions used to determine net periodic pension cost for periods below were as follows:

	Years Ended December 31,
	2019	2018	2017
Discount rate	3.0%	2.6%	2.7%
Rate of compensation increase	3.7%	3.7%	3.7%
Long-term rate of return on plan assets	2.5%	3.7%	5.6%
The weighted-average assumptions used to determine benefit obligations at the end of the plan year were as follows:

	December 31,
	2019	2018
Discount rate	2.1%	3.0%
Rate of compensation increase	3.6%	3.7%

Summary of the Changes in Benefit Obligation, Plan Assets, and Funded Status
The change in benefit obligation, change in plan assets, funded status and amounts recognized for the Pension Plan were as follows:

	December 31,
	2019	2018
Change in benefit obligation:
Projected benefit obligation, beginning of year	$80,435	$91,356
Interest cost	2,397	2,370
Net actuarial loss (gain)	11,287	(6,400)
Plan amendments	—	135
Benefits paid	(2,465)	(2,168)
Foreign currency translation adjustment	811	(4,858)
Projected benefit obligation, end of year	$92,465	$80,435

Change in plan assets:
Fair value of plan assets, beginning of year	$84,894	$88,794
Actual return on plan assets	11,254	(1,716)
Employer contributions	—	5,077
Benefits paid	(2,465)	(2,168)
Foreign currency translation adjustment	867	(5,093)
Fair value of plan assets, end of year	$94,550	$84,894

Funded status recorded as other assets	$2,085	$4,459

Summary of the Projected Benefit Obligation, Accumulated Benefit Obligation, and Fair Value of Plan Assets
The projected benefit obligation, accumulated benefit obligation and fair value of plan assets were as follows:

	December 31,
	2019	2018
Projected benefit obligation	$92,465	$80,435
Accumulated benefit obligation	89,637	76,676
Fair value of plan assets	94,550	84,894

Summary of Expected Funding Contributions to the Pension Plan	As of December 31, 2019, expected funding contributions to the Pension Plan were as follows:

Year	Amount
2021	$3,639
2022	3,769
Total	$7,408

Summary of the Pension Plan's Target Allocations, Weighted-Average Asset Allocations, and Actual Allocation
The allocation of Pension Plan assets is as follows on the dates set forth below:

	December 31,
	2019	2018
Equity securities	$36,832	$32,973
Debt securities	57,531	51,819
Cash	187	102
Total	$94,550	$84,894
The Pension Plan’s target allocations and weighted-average asset allocations by asset category were as follows:

		Weighted-Average Asset Allocation
	Target	December 31,
Asset Category	Allocation	2019	2018
Equity securities	38.5%	39.0%	38.9%
Debt securities	61.5%	60.8%	61.0%
Cash	—%	0.2%	0.1%
Total	100.0%	100.0%	100.0%

Summary of Expected Benefit Payments
As of December 31, 2019, expected benefit payments from the Pension Plan for each of the next five years, and the next five years in the aggregate, were as follows:

Year	Amount
2020	$941
2021	955
2022	971
2023	986
2024	1,002
Next 5 years	5,248
Total	$10,103